Segment Reporting	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

Note 16 — SEGMENT REPORTING

The following table presents financial information, including significant segment expenses, which are regularly provided to the CODM and included within segment and unaudited condensed consolidated net loss:

	For the six months ended June 30,
	2024	2025	2025
	S$	S$	$
Revenue
Commercial customers	-	719,903	566,006
Residential customers	4,961,318	3,014,130	2,369,785
Total revenue	4,961,318	3,734,033	2,935,791

Cost of revenue
Subcontracting costs	(1,669,193)	(787,515)	(619,164)
Material costs	(782,421)	(907,026)	(713,127)
Labor costs	(661,511)	(573,620)	(450,995)
Equipment rental and site costs	(179,074)	(261,592)	(205,670)
Other direct costs	(340,191)	(375,063)	(294,884)
Total cost of revenue	(3,632,390)	(2,904,816)	(2,283,840)
Gross profit	1,328,928	829,217	651,951

Operating expenses
Staff expenses	(379,607)	(575,997)	(452,863)
Depreciation and amortization	(14,049)	(23,811)	(18,721)
Lease expenses	(79,916)	(99,916)	(78,556)
Medical and insurance expenses	(32,064)	(101,413)	(79,733)
Transport and entertainment	(40,792)	(20,694)	(16,270)
Professional fees	(365,297)	(323,693)	(254,495)
Provision for fines and charges	(15,225)	-	-
Bad debt written off	-	(183,732)	(144,455)
Other miscellaneous expenses	(27,416)	(26,175)	(20,581)
Total operating expenses	(954,366)	(1,355,431)	(1,065,674)

Income (loss) from operations	374,562	(526,214)	(413,723)

Other income (expenses)
Interest expenses, net	(53,874)	(51,346)	(40,370)
Other income	2,789	56,587	44,490
Total other (expense) income, net	(51,085)	5,241	4,120

Income (loss) before income taxes	323,477	(520,973)	(409,603)
Income tax (expenses) benefit	(76,053)	12,860	10,111
Net income (loss)	247,424	(508,113)	(399,492)